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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: April 30, 2006

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

Evergreen

INCOME ADVANTAGE FUND

Annual Report
as of April 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	AUTOMATIC DIVIDEND REINVESTMENT PLAN
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Income Advantage Fund, covering the twelve-month period ended April 30, 2006.

Yield-oriented investors encountered a variety of opportunities and challenges over the past twelve months. In the domestic fixed-income market, the greatest rewards came to those who took on the greatest credit risks in high-yield bonds. Higher-quality securities were more affected by the continued flattening of the yield curve, with short-term rates climbing steadily as the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. Rapidly rising energy prices and the prospect of increased government spending helped renew inflation fears and encouraged the Fed to act. The resulting uncertainties were exacerbated by hurricanes and highly visible credit downgrades in the auto sector. Internationally, results were affected by surging global growth, which drove equity prices dramatically higher. At the same time, the strengthening of the U.S. dollar tended to erode results realized by U.S. investors in high-quality foreign fixed income securities.

Uncertainty persisted during the period in the domestic high-yield market, as investors closely followed reports of deterioration in the financial health of automotive giants

LETTER TO SHAREHOLDERS continued

General Motors and Ford and worried about the impacts of feared credit downgradings of both companies. While the downgrades to below-investment grade occurred, the high-yield market was able to absorb the bonds of both companies successfully, as investors saw value in the securities, especially against a backdrop of continued vitality in the overall economy. For the year, high-yield bonds outperformed the overall bond market, as the economy’s persistent, if moderating, expansion, contributed to continued improvement in corporate profitability.

Internationally, the dynamism of the global economy, most visibly led by the explosive growth in China and India, drove equities to deliver positive returns, with emerging markets outperforming developed nations. However, rising short-term interest rates in the United States made domestic government securities more attractive than the sovereign debt of foreign nations, contributing to the dollar’s strength against most major foreign currencies and eroding returns from investments in bonds of non-U.S. developed nations.

Throughout this period, the managers of Evergreen Income Advantage Fund maintained their strategy of focusing on higher quality issuers within the high-yield universe. While the fund performed well in absolute terms and delivered a strong dividend, the Fund did not fully participate in the high-yield rally because of its restricted allocation to lower-quality, CCC-rated issues, which produced the greatest returns. However, managers continued to believe that over a full credit cycle, a more conservative approach to high-yield investing can produce superior results on both an absolute and risk-adjusted basis.

As always, we continue to encourage investors to maintain well diversified

LETTER TO SHAREHOLDERS continued

personal portfolios, including exposure to Evergreen’s closed-end funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Year Ended April 30,

	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 14.41	$ 15.62	$14.92	$ 14.33[2]

Income from investment operations
Net investment income (loss)	1.59[3]	1.56	1.76	0.17
Net realized and unrealized gains or losses on investments	0.03	(0.65)	0.68	0.67
Distributions to preferred shareholders from[4]
Net investment income	(0.26)	(0.14)	(0.09)	0[5]
Net realized gains	(0.02)	(0.01)	0	0

Total from investment operations	1.34	0.76	2.35	0.84

Distributions to common shareholders from
Net investment income	(1.54)	(1.64)	(1.65)	(0.14)
Net realized gains	(0.15)	(0.33)	0	0

Total distributions to common shareholders	(1.69)	(1.97)	(1.65)	(0.14)

Offering costs charged to capital for
Common shares	0	0	0	(0.03)
Preferred shares	0	0	0	(0.08)

Total offering costs	0	0	0	(0.11)

Net asset value, end of period	$ 14.06	$ 14.41	$15.62	$ 14.92

Market value, end of period	$ 14.17	$ 14.24	$14.44	$ 15.11

Total return based on market value[6]	11.91%	12.07%	6.55%	1.66%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$953,102	$966,835	$1,035,766	$979,903
Liquidation value of preferred shares, end of period (thousands)	$490,000	$490,000	$ 490,000	$490,000
Asset coverage ratio, end of period	294%	297%	311%	300%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.19%	1.15%	1.15%	0.77%[7]
Expenses excluding waivers/reimbursements and expense reductions	1.19%	1.15%	1.15%	0.77%[7]
Net investment income (loss)[8]	9.17%	10.03%	10.56%	6.66%[7]
Portfolio turnover rate	49%	63%	49%	2%

1 For the period from February 28, 2003 (commencement of class operations), to April 30, 2003.

2 Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Distributions to preferred shareholders per common share are based on average common shares outstanding during the period.

5 Amount represents less than $0.005 per share.

6 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

7 Annualized

8 The net investment income (loss) ratio reflects income and realized gain distributions to preferred shareholders . See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS 140.6%
CONSUMER DISCRETIONARY 42.8%
Auto Components 3.9%
Accuride Corp., 8.50%, 02/01/2015	$7,250,000	$7,195,625
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	7,000,000	7,245,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 (p)	14,350,000	14,601,125
TRW Automotive, Inc., 11.00%, 02/15/2013 (p)	7,000,000	7,770,000

		36,811,750

Automobiles 0.8%
General Motors Corp., 8.375%, 07/15/2033 (p)	10,000,000	7,500,000

Diversified Consumer Services 0.8%
Carriage Services, Inc., 7.875%, 01/15/2015 (p)	3,600,000	3,663,000
Service Corporation International, 7.50%, 06/15/2017 144A	3,700,000	3,644,500

		7,307,500

Hotels, Restaurants & Leisure 7.2%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 (p)	7,000,000	7,612,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	7,500,000	7,406,250
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	15,000,000	15,787,500
MGM MIRAGE, Inc., 9.75%, 06/01/2007	13,000,000	13,552,500
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012	3,500,000	3,500,000
Town Sports International, Inc., 9.625%, 04/15/2011	6,325,000	6,688,688
Universal City Development Partners, Ltd., 11.75%, 04/01/2010 (p)	12,750,000	14,104,687

		68,652,125

Household Durables 2.7%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 (p)	7,000,000	6,973,750
Jarden Corp., 9.75%, 05/01/2012 (p)	6,475,000	6,766,375
Standard Pacific Corp., 9.25%, 04/15/2012 (p)	7,000,000	7,245,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	4,800,000	4,944,000

		25,929,125

Media 17.0%
AMC Entertainment, Inc.:
9.875%, 02/01/2012 (p)	5,000,000	5,075,000
Ser. B, 8.625%, 08/15/2012 (p)	11,430,000	12,001,500
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	7,000,000	6,597,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 (p)	14,510,000	14,546,275
Cinemark USA, Inc., 9.00%, 02/01/2013	12,000,000	12,900,000
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	12,305,000
12.125%, 11/15/2012 (p)	7,000,000	7,953,750
Houghton Mifflin Co., 8.25%, 02/01/2011	14,125,000	14,690,000
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	21,250,000	21,834,375
Paxson Communications Corp., FRN, 11.32%, 01/15/2013 144A	9,000,000	9,135,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	13,380,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 (p)	12,500,000	12,781,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 (p)	$11,200,000	$11,004,000
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,446,338

		161,649,988

Multi-line Retail 1.6%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015 144A	7,000,000	7,472,500
10.375%, 10/15/2015 144A (p)	7,000,000	7,525,000

		14,997,500

Specialty Retail 4.5%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	6,278,100
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,472,500
Linens ‘n Things, Inc., 10.70%, 01/15/2014 144A (p)	4,250,000	4,324,375
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	10,725,000
United Auto Group, Inc., 9.625%, 03/15/2012	13,500,000	14,428,125

		43,228,100

Textiles, Apparel & Luxury Goods 4.3%
Levi Strauss & Co.:
9.75%, 01/15/2015 (p)	14,025,000	14,866,500
12.25%, 12/15/2012	6,500,000	7,377,500
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,894,375
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,450,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,384,000

		40,972,375

CONSUMER STAPLES 5.0%
Food & Staples Retailing 2.2%
Ingles Markets, Inc., 8.875%, 12/01/2011 (p)	7,000,000	7,350,000
Rite Aid Corp., 12.50%, 09/15/2006	13,675,000	14,051,062

		21,401,062

Food Products 1.5%
Del Monte Foods Co., 8.625%, 12/15/2012	13,220,000	13,947,100

Personal Products 1.3%
Playtex Products, Inc., 8.00%, 03/01/2011	12,100,000	12,826,000

ENERGY 15.5%
Energy Equipment & Services 4.3%
Dresser, Inc., 9.375%, 04/15/2011	14,000,000	14,630,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	4,100,000	4,161,500
Hanover Compressor Co., 8.75%, 09/01/2011	7,000,000	7,332,500
Parker Drilling Co., 9.625%, 10/01/2013 (p)	11,955,000	13,270,050
SESI, LLC, 8.875%, 05/15/2011 (h)	2,000,000	2,100,000

		41,494,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 11.2%
ANR Pipeline Co., 8.875%, 03/15/2010	$2,735,000	$2,916,878
Chesapeake Energy Corp.:
6.875%, 01/15/2016	6,860,000	6,791,400
7.50%, 09/15/2013	7,000,000	7,227,500
7.75%, 01/15/2015 (p)	10,000,000	10,375,000
El Paso Corp., 7.875%, 06/15/2012 (p)	7,000,000	7,280,000
El Paso Production Holding Co., 7.75%, 06/01/2013	10,500,000	10,880,625
Exco Resources, Inc., 7.25%, 01/15/2011	2,245,000	2,228,163
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,833,250
Plains Exploration & Production Co., 8.75%, 07/01/2012 (p)	12,999,000	13,811,437
Premcor Refining Group, Inc., 9.50%, 02/01/2013	6,500,000	7,161,693
Targa Resources, Inc., 8.50%, 11/01/2013 144A	7,250,000	7,376,875
Williams Cos.:
7.50%, 01/15/2031	6,750,000	6,918,750
8.125%, 03/15/2012	9,750,000	10,517,812

		106,319,383

FINANCIALS 9.3%
Consumer Finance 6.0%
CCH II Capital Corp., 10.25%, 09/15/2010	9,275,000	9,390,937
General Motors Acceptance Corp., 5.625%, 05/15/2009 (p)	8,000,000	7,498,768
Indalex Holding Corp., 11.50%, 02/01/2014 144A	16,000,000	15,720,000
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	8,887,500
Terra Capital, Inc., 11.50%, 06/01/2010 (h)	8,550,000	9,490,500
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	6,500,000	6,467,500

		57,455,205

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	8,750,000	9,143,750

Real Estate 2.3%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009 ##	7,425,000	7,768,406
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,400,000	1,379,000
Saxon Capital, Inc., REIT, 12.00%, 05/01/2014 144A #	5,000,000	5,225,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	7,825,000	7,805,438

		22,177,844

HEALTH CARE 6.9%
Health Care Equipment & Supplies 1.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,266,813

Health Care Providers & Services 5.3%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	13,000,000	13,731,250
HCA, Inc., 8.75%, 09/01/2010	16,950,000	18,442,939
IASIS Healthcare Corp., 8.75%, 06/15/2014 (p)	10,600,000	10,759,000
Select Medical Corp., 7.625%, 02/01/2015	8,150,000	7,396,125

		50,329,314

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 5.5%
Commercial Services & Supplies 1.9%
Allied Waste North America, Inc., 9.25%, 09/01/2012	$16,500,000	$17,861,250

Machinery 3.6%
Case New Holland, Inc., 9.25%, 08/01/2011	23,250,000	24,819,375
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	3,950,000	3,969,750
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	5,616,000	5,770,440

		34,559,565

INFORMATION TECHNOLOGY 5.5%
Electronic Equipment & Instruments 1.0%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,447,375

IT Services 2.9%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	21,350,000	22,897,875
10.25%, 08/15/2015 144A	4,150,000	4,482,000

		27,379,875

Software 1.6%
UGS Corp., 10.00%, 06/01/2012	14,060,000	15,430,850

MATERIALS 26.7%
Chemicals 9.6%
Equistar Chemicals, LP, 10.625%, 05/01/2011 (p)	14,000,000	15,330,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	12,600,000
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	7,910,000
Huntsman International, LLC, 11.50%, 07/15/2012	15,085,000	17,347,750
Lyondell Chemical Co.:
9.50%, 12/15/2008 (p)	1,178,000	1,233,955
10.50%, 06/01/2013	11,565,000	12,996,169
11.125%, 07/15/2012 (p)	4,435,000	4,922,850
PQ Corp., 7.75%, 02/15/2013 144A	5,980,000	5,710,900
Tronox, Inc., 9.50%, 12/01/2012 144A	12,750,000	13,451,250

		91,502,874

Containers & Packaging 6.9%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A (p)	12,500,000	12,906,250
Graham Packaging Co., 9.875%, 10/15/2014 (p)	7,250,000	7,485,625
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	15,000,000	14,625,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	10,867,063
8.75%, 11/15/2012	12,150,000	13,030,875
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	7,500,000	7,350,000

		66,264,813

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 6.3%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	$8,800,000	$8,866,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 (p)	4,750,000	4,738,125
10.125%, 02/01/2010	9,680,000	10,430,200
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	10,500,000	11,156,250
United States Steel Corp., 10.75%, 08/01/2008	22,675,000	24,885,812

		60,076,387

Paper & Forest Products 3.9%
Boise Cascade, LLC, 7.125%, 10/15/2014 (p)	2,330,000	2,225,150
Bowater, Inc., 9.375%, 12/15/2021	7,000,000	7,210,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,556,250
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	4,170,000	4,180,425
8.125%, 05/15/2011	15,000,000	15,637,500

		36,809,325

TELECOMMUNICATION SERVICES 13.8%
Diversified Telecommunication Services 5.3%
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	8,346,000
Insight Midwest, LP:
9.75%, 10/01/2009 (p)	8,000,000	8,260,000
10.50%, 11/01/2010	8,000,000	8,450,000
Qwest Communications International, Inc.:
7.875%, 09/01/2011	7,300,000	7,692,375
8.875%, 03/15/2012	13,000,000	14,300,000
Time Warner Telecom, Inc., 9.25%, 02/15/2014	3,250,000	3,477,500

		50,525,875

Wireless Telecommunication Services 8.5%
Alamosa Holdings, Inc.:
8.50%, 01/31/2012	3,500,000	3,766,875
11.00%, 07/31/2010	3,400,000	3,778,250
American Cellular Corp., 10.00%, 08/01/2011	5,500,000	5,995,000
Centennial Communications Corp.:
10.00%, 01/01/2013	3,500,000	3,657,500
10.125%, 06/15/2013	10,000,000	10,987,500
Dobson Communications Corp.:
8.375%, 11/01/2011	3,500,000	3,727,500
8.875%, 10/01/2013 (p)	4,000,000	4,110,000
Horizon PCS, Inc., 11.375%, 07/15/2012	4,975,000	5,671,500
Rural Cellular Corp.:
8.25%, 03/15/2012	13,500,000	14,242,500
9.75%, 01/15/2010 (p)	7,350,000	7,616,437

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

		Principal
		Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015		$10,000,000	$10,447,230
UbiquiTel, Inc., 9.875%, 03/01/2011		3,375,000	3,720,938
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012		3,325,000	3,740,625

			81,461,855

UTILITIES 9.6%
Electric Utilities 2.2%
Reliant Energy, Inc.:
9.25%, 07/15/2010 (p)		7,000,000	7,131,250
9.50%, 07/15/2013		13,000,000	13,260,000

			20,391,250

Independent Power Producers & Energy Traders	7.4%
AES Corp., 9.00%, 05/15/2015 144A		16,250,000	17,793,750
Dynegy, Inc., 8.375%, 05/01/2016 144A		21,250,000	21,250,000
Edison Mission Energy, 10.00%, 08/15/2008		13,000,000	14,056,250
Mirant Americas Generation, LLC, 8.50%, 10/01/2021		7,000,000	7,122,500
Mirant North America, LLC, 7.375%, 12/31/2013 144A		10,525,000	10,617,094

			70,839,594

Total Corporate Bonds (cost $1,327,623,812)			1,339,959,872

YANKEE OBLIGATIONS - CORPORATE 6.2%
CONSUMER DISCRETIONARY 1.1%
Media 1.1%
IMAX Corp., 9.625%, 12/01/2010 (p)		9,950,000	10,671,375

FINANCIALS 0.9%
Diversified Financial Services 0.9%
Ship Finance International, Ltd., 8.50%, 12/15/2013		8,640,000	8,143,200

INFORMATION TECHNOLOGY 1.4%
Electronic Equipment & Instruments 1.4%
Celestica, Inc.:
7.625%, 07/01/2013 (p)		5,250,000	5,276,250
7.875%, 07/01/2011 (p)		7,805,000	7,980,613

			13,256,863

MATERIALS 1.5%
Metals & Mining 1.5%
Novelis, Inc., 7.75%, 02/15/2015 144A		14,750,000	14,381,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
Rogers Wireless, Inc.:
7.50%, 03/15/2015 (p)	$ 4,350,000	$4,600,125
9.625%, 05/01/2011	7,000,000	7,962,500

		12,562,625

Total Yankee Obligations - Corporate (cost $58,846,614)		59,015,313

	Shares	Value

COMMON STOCKS 0.9%
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
American Tower Corp., Class A * (p) (cost $1,423,902)	246,667	8,421,210

SHORT-TERM INVESTMENTS 22.5%
MUTUAL FUND SHARES 22.5%
Navigator Prime Portfolio (pp) (cost $215,111,997)	215,111,997	215,111,997

Total Investments (cost $1,603,006,325) 170.2%		1,622,508,392
Other Assets and Liabilities and Preferred Shares (70.2%)		(669,405,925)

Net Assets Applicable to Common Shareholders 100.0%		$953,102,467

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
*	Non-income producing security
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006 (unaudited):

AAA	0.1%
A	1.6%
BBB	0.5%
BB	20.8%
B	70.9%
CCC	6.1%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by maturity as of April 30, 2006 (unaudited):

Less than 1 year	1.1%
1 to 3 year(s)	5.5%
3 to 5 years	17.5%
5 to 10 years	71.1%
10 to 20 years	3.1%
20 to 30 years	1.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $1,603,006,325) including $211,064,718 of
securities loaned	$1,622,508,392
Receivable for securities sold	6,826,798
Interest receivable	34,358,098
Receivable for securities lending income	69,117
Unrealized gains on interest rate swap transactions	9,962,518

Total assets	1,673,724,923

Liabilities
Dividends payable	8,471,833
Payable for securities purchased	5,000,000
Payable for securities on loan	215,111,997
Due to custodian bank	1,151,911
Advisory fee payable	71,103
Due to other related parties	5,925
Accrued expenses and other liabilities	187,178

Total liabilities	229,999,947

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 19,600 shares, including dividends payable
of $622,509	490,622,509

Net assets applicable to common shareholders	$953,102,467

Net assets applicable to common shareholders represented by
Paid-in capital	$965,300,415
Overdistributed net investment income	(4,399,339)
Accumulated net realized losses on investments	(37,263,194)
Net unrealized gains on investments	29,464,585

Net assets applicable to common shareholders	$953,102,467

Net asset value per share applicable to common shareholders
Based on $953,102,467 divided by 67,774,671 common shares issued and outstanding
(100,000,000 common shares authorized)	$14.06

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest (net of foreign withholding taxes of $31,191)	$117,363,420
Securities lending	938,464
Income from affiliate†	502,888

Total investment income	118,804,772

Expenses
Advisory fee	8,724,437
Administrative services fee	727,036
Transfer agent fees	46,293
Trustees’ fees and expenses	77,892
Printing and postage expenses	208,432
Custodian and accounting fees	274,327
Professional fees	61,842
Auction agent fees	1,281,494
Other	59,019

Total expenses	11,460,772
Less: Expense reductions	(28,869)

Net expenses	11,431,903

Net investment income	107,372,869

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(28,205,746)
Interest rate swap transactions	5,295,090

Net realized losses on investments	(22,910,656)
Net change in unrealized gains or losses on investments	24,426,782

Net realized and unrealized gains or losses on investments	1,516,126
Distributions to preferred shareholders from
Net investment income	(17,490,340)
Net realized gains	(1,328,197)

Net increase in net assets applicable to common shareholders resulting from operations	$90,070,458

† Income from affiliate was derived from the Fund’s investment in Evergreen Institutional Money Market Fund, a fund advised by Evergreen Investment Management Company, LLC.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006	2005

Operations
Net investment income	$107,372,869	$113,100,483
Net realized gains or losses on investments	(22,910,656)	23,712,862
Net change in unrealized gains or losses on investments	24,426,782	(76,423,477)
Distributions to preferred shareholders from
Net investment income	(17,490,340)	(9,367,586)
Net realized gains	(1,328,197)	(674,040)

Net increase in net assets applicable to common shareholders resulting
from operations	90,070,458	50,348,242

Distributions to common shareholders from
Net investment income	(103,581,587)	(113,371,836)

Net realized gains	(10,208,814)	(18,002,382)

Total distributions to common shareholders	(113,790,401)	(131,374,218)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend
Reinvestment Plan	9,987,581	12,094,632

Total decrease in net assets applicable to common shareholders	(13,732,362)	(68,931,344)
Net assets applicable to common shareholders
Beginning of period	966,834,829	1,035,766,173

End of period	$953,102,467	$966,834,829

Overdistributed net investment income	$(4,399,339)	$(847,808)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Income Advantage Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any

NOTES TO FINANCIAL STATEMENTS continued

cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to consent fees on tendered bonds, premium amortization and interest rate swap payments. During the year ended April 30, 2006, the following amounts were reclassified:

Overdistributed net investment income	$10,146,815
Accumulated net realized losses on investments	(10,146,815)

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is

NOTES TO FINANCIAL STATEMENTS continued

paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the year ended April 30, 2006, the advisory fee was equivalent to 0.90% of the Fund’s average daily net assets applicable to common shareholders.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the years ended April 30, 2006 and April 30, 2005, the Fund issued 687,163 and 772,533 common shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $830,567,751 and $703,381,043, respectively, for the year ended April 30, 2006.

During the year ended April 30, 2006, the Fund loaned securities to certain brokers. At April 30, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $211,064,718 and $215,111,997, respectively.

At April 30, 2006, the Fund had the following open interest rate swap agreements

			Cash	Cash
	Notional		Flows Paid	Flows Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain

7/2/2006	$150,000,000	Merill Lynch	Fixed – 1.95%	Floating – 4.826%	$1,152,706
		& Co., Inc.
11/26/2006	105,000,000	Merill Lynch	Fixed – 2.79%	Floating – 4.97%	1,470,105
		& Co., Inc.
7/2/2008	100,000,000	JPMorgan	Fixed – 2.737%	Floating – 4.826%	4,749,901
		Chase & Co
11/26/2008	65,000,000	Merill Lynch	Fixed – 3.585%	Floating – 4.97%	2,589,806
		& Co., Inc.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,612,651,327. The gross unrealized appreciation and depreciation on securities based on tax cost was $459,893,529 and $450,036,464, respectively, with a net unrealized appreciation of $9,857,065.

As of April 30, 2006, the Fund had $7,717,772 in capital loss carryovers for federal income tax purposes expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October losses of $19,900,420.

NOTES TO FINANCIAL STATEMENTS continued

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 19,600 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 3.85% during the year ended April 30, 2006. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Overdistributed	Unrealized	Post-October
Ordinary Income	Appreciation	Losses

$4,399,339	$19,819,583	$27,618,192

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and interest rate swap payments.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2006	2005

Ordinary Income	$121,071,927	$122,739,422
Long-term Capital Gain	11,537,011	18,676,422

8. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On April 21, 2006, the Fund declared distributions from net investment income of $0.125 per common share payable on June 1, 2006 to shareholders of record on May 15, 2006.

On May 19, 2006, the Fund declared distributions from net investment income of $0.125 per common share payable on July 3, 2006 to shareholders of record on June 14, 2006.

On June 15, 2006, the Fund declared distributions from net investment income of $0.1156 per common share payable on August 1, 2006 to shareholders of record on July 17, 2006.

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Income Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Income Advantage Fund, as of April 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Income Advantage Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $11,537,011 for the fiscal year ended April 30, 2006.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568264 rv3 5/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended April 30, 2006 and April 30, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$69,575	$38,000
Audit-related fees	$ 0	$ 0
Audit and audit-related fees	$69,575	$38,000
Tax fees (1)	$1,000	$3,375
Non-audit fees (2)	$ 0	$ 0
Total fees	$70,575	$41,375

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

The Fund has a separately designated standing audit committee established in accordance with

Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell, William W. Pettit and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the “Advisor”). The proxy voting policies and procedures of the Advisor are included as an appendix at the end of the filing

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager

     As of April 30, 2006, the Fund is managed by Dana E. Erikson, CFA, who is a Managing Director, Senior Portfolio Manager, and Head of the High Yield Team. He has been with Evergreen Investment Company, LLC (“EIMC”) or one of its predecessor firms since 1996. Prior to this position, he was Head of High Yield Research (1999-2004).

     Other Funds and Accounts Managed. The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio manager of the Fund as of the Fund’s most recent fiscal year ended April 30, 2006.

Portfolio Manager		(Assets in
		thousands)
Dana Erikson	Assets of registered investment companies managed
	Evergreen High Yield Bond Fund	$815,995
	Evergreen Income Advantage Fund	1,418,498
	Evergreen Managed Income Fund[1]	1,178,736
	Evergreen Strategic Income Fund[1]	356,128
	Evergreen VA High Income Fund	41,644
	Evergreen VA Strategic Income Fund[1]	91,972
	Sentinel Capital Markets Income Fund[1]	42,623
	TOTAL	$3,945,596
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	N/A
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed	0
	Assets of separate accounts managed	N/A
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A

1 Mr. Erikson is not fully responsible for the management of the entire portfolios of Evergreen Managed Income Fund, Evergreen Strategic Income Fund, Evergreen VA Strategic Income Fund and Sentinel Capital Markets Income Fund. As of April 30, 2006, he was responsible only for approximately $766.2 million of the $1,669.5 million in assets in these funds.

     Conflicts of Interest. Portfolio managers may experience certain conflicts of interest in managing the Fund’s investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. EIMC has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

     The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     EIMC does not receive a performance fee for its management of the funds. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the funds—for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

     EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

     Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

     Compensation. For EIMC, portfolio managers’ compensation consists primarily of a base salary and an annual bonus. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

     The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets. For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. A portfolio manager has the opportunity to maximize the investment component of the incentive payout by generating performance at or above the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     For calendar year 2005, the investment performance component of the portfolio manager’s bonus was determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change for purposes of calculating bonus compensation for calendar year 2006.

Portfolio Manager
Dana Erikson	Callan High Yield Composite
Lipper High Yield
Lipper Multi Sector Income

     Portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company, based on their performance and/or positions held. Equity incentive awards are made based on subjective review of the factors that are considered in determining base salary and the annual bonus.

     In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

  medical, dental, vision and prescription benefits,
  life, disability and long-term care insurance,
  before-tax spending accounts relating to dependent care, health care, transportation and parking, and various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to EIMC employees. Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

     Fund Holdings. The tables below presents the dollar range of investment the Portfolio Manager holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the Fund’s fiscal year ended April 30, 2006. Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Evergreen Income
Advantage Fund
Dana Erikson	$50,001 – 100,000
Evergreen Family of Funds
Dana Erikson	$100,001 – 500,000

     The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by certain members of senior management of EIMC and its affiliates that are involved in Evergreen’s mutual fund business as of December 31, 2005. Total exposure equals the sum of (i) the individual’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the individual’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the individual’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Maryann Bruce	$500,001 – 1,000,000
President, EIS
Christopher Conkey	Over $1,000,000
Chief Investment Officer, EIMC
Dennis Ferro	Over $1,000,000
Chief Executive Officer, EIMC
Richard Gershen	$500,001 – 1,000,000
Head of Business Strategy, Risk and
Product Management, EIMC
W. Douglas Munn	$500,001 – 1,000,000
Chief Operating Officer, EIMC
Patrick O’Brien	Over $1,000,000
President, Institutional Division, EIMC

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 5, 2006